PROPERTY AND EQUIPMENT, NET - Depreciation (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Depreciation expense
Depreciation of property and equipment	¥ 668,067	¥ 481,288
Cost of revenue
Depreciation expense
Depreciation of property and equipment	631,329	476,361
General and administrative expenses
Depreciation expense
Depreciation of property and equipment	35,207	4,405
Research and development expenses
Depreciation expense
Depreciation of property and equipment	¥ 1,531	¥ 522